Discontinued Operations - Schedule of Discontinued Operations in the Consolidated Statement of Loss and Comprehensive Loss (Details) - Discontinued operations [member] - CAD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Revenue
Revenue	$ 1,154,670	$ 1,653,172	$ 7,541,285	$ 7,249,622	$ 8,132,271
Cost of sales	669,314	400,825	5,608,917	7,521,846	5,231,093
Gross profit	485,356	1,252,349	1,932,368	(272,224)	2,901,178
Operating expenses
Research and development costs, net	37,722	205,680	855,293	1,465,423	866,847
Total, operating expenses	37,722	205,680	893,905	7,279,051	866,847
Income (loss) from operations	447,634	1,046,669	1,038,463	(7,551,275)	2,034,331
Other (income) costs
Gain on fixed assets disposal	(96,646)		(84,576)
Income before income taxes	544,280	1,046,669	1,123,039	(7,582,632)	2,001,215
Net income and comprehensive loss from discontinued operations	$ 544,280	$ 1,046,669	$ 1,123,039	$ (7,582,632)	$ 2,001,215
Earnings per share
Net income (loss) per common share, basic (in Dollars per share)	$ 0.02	$ 0.29
Net income (loss) per common share, diluted (in Dollars per share)	$ 0.02	$ 0.29
Weighted average common shares outstanding, basic and diluted (in Shares)	31,483,617	3,587,572	22,774,782	167,610	134,913
Weighted average common shares outstanding, diluted (in Shares)	31,483,617	3,587,572
Products [Member]
Revenue
Revenue	$ 1,009,366	$ 1,636,731	$ 7,419,695	$ 7,151,449	$ 8,093,462
Services [Member]
Revenue
Revenue	24,118	16,441	62,210	64,810	38,809
Other [Member]
Revenue
Revenue	$ 121,186		$ 59,831	$ 33,363